Label	Element	Value
Retained Earnings [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 0
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	(9,672)
Additional Paid-in Capital [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 0
Common Class A [Member] | Common Stock [Member]
Shares, Outstanding	us-gaap_SharesOutstanding	0
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 0
Common Class B [Member] | Common Stock [Member]
Shares, Outstanding	us-gaap_SharesOutstanding	0
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 0